N-2	12 Months Ended
Feb. 29, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001698508
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Invesco High Income 2024 Target Term Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Recent Changes
During the Fund’s most recent fiscal year, there were no material changes in the Fund’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Fund. This information may not reflect all of the changes that have occurred since you purchased the Fund.
Changes to Portfolio Managers
Effective September 7, 2023, Mario Clemente no longer serves as a portfolio manager of the Trust. Except as noted above, during the Trust’s most recent fiscal year, there were no other changes to the portfolio management of the Trust.
Investment Objectives
The Fund’s investment objectives are to provide a high level of current income and to return $9.835 per share (the original net asset value (“NAV”) per Common Share before deducting offering costs of $0.02 per share) (“Original NAV”) to common shareholders on or about December 1, 2024 (the “Termination Date”).
 The objective to return the Fund’s Original NAV is not an express or implied guarantee obligation of the Fund
. There can be no assurance that the Fund will be able to return Original NAV to common shareholders, and such return is not backed by Invesco or any other entity. The Fund will attempt to strike a balance between the two objectives, seeking to provide as high a level of current income as is consistent with the Fund’s overall credit strategy, the declining average maturity of its portfolio and its objective of returning the Original NAV on or about the Termination Date. However, as the Fund approaches the Termination Date, its monthly distributions are likely to decline, and there can be no assurance that the Fund will achieve either of its investment objectives or that the Fund’s investment strategies will be successful. Based on current market conditions as of the date of this report, management anticipates that the Fund’s objective of returning the Original NAV to common shareholders on or about the Termination Date will not be met.
Investment Policies of the Fund
The Fund seeks to achieve its investment objectives by primarily investing in securities collateralized by loans secured by real properties and other real estate related debt securities. To construct and manage the portfolio the Adviser employs a bottom-up approach that focuses on fundamental analysis of the underlying loans. The Fund generally invests in a portfolio of real estate debt designed to generate high levels of current income through opportunistic deployment of capital. This includes investment grade commercial mortgage-backed securities (“CMBS”), non-investment grade CMBS and other non-rated CMBS and debt and preferred securities issued by real estate investment trusts (“REITs”) and real estate related corporations. Real estate related corporations include but are not limited to residential and commercial property builders and companies providing real estate investment, asset management, financing, leasing and other advisory services.
 Under normal circumstances:
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The Fund expects to invest at least 70% of its Managed Assets in real estate debt securities including CMBS;
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The Fund invests no more than 30% of its Managed Assets in securities rated below investment grade (BB+/Ba1 or lower), or that are unrated but judged by the Adviser to be of comparable quality, at the time of investment;
†
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The Fund may invest up to 10% of its Managed Assets in securities of non-U.S. issuers, including securities of emerging markets issuers;
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The Fund may invest up to 10% of its Managed Assets in non-U.S. dollar denominated securities. The Fund expects to use derivative instruments in an effort to hedge substantially all of the currency risk associated with non-U.S. dollar denominated investments;
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The Fund may invest in other affiliated and unaffiliated registered investment companies, including open-end and closed-end investment companies, including ETFs, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”);
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With respect to 70% of its Managed Assets, the Fund does not invest in securities with an expected maturity date extending beyond June 1, 2025;
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With respect to 30% of its Managed Assets, the Fund may invest in securities of any expected maturity; and
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The Fund does not invest in common equity securities. This policy does not apply to shares of other investment companies
 “Managed Assets” means the average daily total asset value of the Fund minus the sum of accrued liabilities other than the aggregate liquidation preference of any preferred shares and/or the aggregate amount of any borrowings for investment purposes. The foregoing policies apply only at the time of any new investment.
 The Fund concentrates its investments in the real estate finance industry, including, without limitation, investments in MBS, REITs, other real estate-related securities, loans and other instruments that are secured by or otherwise have exposure to, real estate. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.
 The Fund also may invest in other real estate debt and loan instruments, including senior secured bank loans, mortgage-backed securities (“MBS”), including residential mortgage-backed securities (“RMBS”), mortgage-backed securities not issued or guaranteed by a U.S. government agency (“Non-Agency MBS”), collateralized loan obligations (“CLOs”), including commercial real estate CLOs (“CRE CLOs”), mezzanine loans, credit risk transfers, and real estate mortgage investment conduits (“REMICs”). The Fund may also invest in investment grade corporate debt securities, non-investment grade corporate debt securities, and convertible securities.
 The Fund may invest to a limited extent in securities rated CCC+/Caa1 or lower, or unrated securities judged by the Adviser to be of comparable quality. Some or many of these low-rated securities, although not in default, may be “distressed,” meaning that the issuer is experiencing financial difficulties or distress at the time of acquisition. The Fund may also invest in CMBS that are in default at the time of purchase.
 The Fund may invest a portion of its assets in investments providing exposure to the CMBX Index. The CMBX Index is a tradable index referencing a basket of CMBS and is designed to reflect the creditworthiness of CMBS.
 The Fund may use derivative instruments to attempt to hedge some of the risk of the Fund’s investments or its leverage, to enhance returns, to serve as a substitute for a position in an underlying asset, to reduce transaction costs, to manage the Fund’s effective interest rate exposure, to maintain full market exposure, to manage cash flows or to preserve capital. Such instruments may include financial futures contracts, swap contracts (including interest rate and currency swaps), options on securities, and options on securities indices, options on financial futures, structured notes or other derivative instruments.
 The Fund may utilize the following forms of leverage: (a) borrowings from a financial institution, (b) reverse repurchase agreements and (c) the issuance of preferred shares of beneficial interest. The amount and sources of leverage will vary depending on market conditions. The Fund currently uses a CMBS repurchase facility as a form of leverage to seek to enhance its potential to produce a high level of current income and to return the Original NAV on or around the Termination Date.
 The Fund may invest without limitation in instruments for which there is no readily available trading market or which are otherwise illiquid.
 The Fund may invest in obligations of U.S. and non-U.S. issuers and such obligations may be U.S. dollar denominated as well as non-U.S. dollar denominated. To address foreign currency risks, the Fund may enter into foreign currency swaps and other hedging transactions.
 Under normal market conditions, the Fund expects to invest a portion of its assets in issuers located anywhere in the world outside of the U.S. and, although under current market conditions the Fund does not intend to invest in obligations of issuers located in emerging market countries, the Fund may do so if it determines that such investments are appropriate for the Fund. The Fund considers emerging market countries to be those countries that are included in the MSCI Emerging Markets Index.
 The Fund may invest in debt securities of any duration. Although the Fund is not managed to a specific duration, given the nature of the Fund’s portfolio, the Fund’s portfolio generally has an intermediate average duration which is expected to decline over time as the Fund approaches the Termination Date.
 The Fund does not invest in privately issued debt. For purposes of this limitation, securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and bank loans are not considered privately issued debt.
 In seeking to return the Original NAV on or about the Termination Date, the Fund utilizes various portfolio and cash flow management techniques, including setting aside a portion of its net investment income, possibly retaining gains, utilization of various leverage techniques including participation in a CMBS repurchase facility, and with respect to 70% of the Fund’s Managed Assets, limiting the longest expected maturity of any holding to no later than June 1, 2025. With respect to 30% of the Fund’s Managed Assets, there is no limitation on the expected maturity of any holding. “Expected maturity” means the expected return of the majority of the bond’s principal and/or the time when a reasonable investor would expect to have the majority of the principal returned. The average maturity of the Fund’s holdings is generally expected to shorten as the Fund approaches its Termination Date. Through its overall strategy, the Fund seeks to capitalize on the opportunity for attractive yields on securities collateralized by loans mostly originated in 2015 and earlier and that benefit from underlying property appreciation and, to a lesser extent, newly originated securities collateralized by loans benefitting from improved underwriting standards.
 On or about the Termination Date, the Fund intends to cease its investment operations, liquidate its portfolio (to the extent possible), retire or redeem its leverage facilities, and seeks to return the Original NAV to common shareholders, unless the Fund’s term is extended for one period of up to six months by a vote of the Fund’s Board of Trustees. The amount distributed to common shareholders at the termination of the Fund will be based on the Fund’s NAV at that time, and depending upon a variety of factors, including the performance of the Fund’s portfolio over the life of the Fund, may be less, and potentially significantly less, than the Original NAV, or a shareholder’s original investment. The Fund’s ability to return Original NAV to common shareholders on or about the Termination Date will depend on market conditions and the success of various portfolio and cash flow management techniques.
 During temporary defensive periods, the Fund may deviate from its investment policies and objectives. During such periods, the Fund may invest up to 100% of its assets in short-term investments, including high quality, short-term securities, or may invest in short-, intermediate-, or long-term U.S. Treasury securities or cash equivalents. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objectives.

Risk Factors [Table Text Block]
Principal Risks of Investing in the Fund
As with any fund investment, loss of money is a risk of investing. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
 Market Risk.
The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
 COVID-19.
The “COVID-19” strain of coronavirus has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. The COVID-19 pandemic is likely to impact the financial stability of mortgage loans and mortgage loan borrowers underlying the CMBS, REITs and related real estate investments owned by the Fund. Potentially elevated levels of default would have an adverse impact on the Fund’s income, the value of its assets and distributions to its shareholders. The Fund’s ability to return the Original NAV to shareholders on or about the Termination Date may be impacted by current market conditions and will also depend on market conditions on or about the Termination Date, the presence or absence of defaulted or distressed securities in the Fund’s portfolio that may prevent those securities from being sold in a timely manner at a reasonable price and various portfolio and cash flow management techniques. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
 Market Disruption Risks Related to Armed Conflict
. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events, and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
 Risks Associated with Investment in Commercial Real Estate Loans
. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. In addition to general market and economic condition risks, these risks include: declines in the value of real estate; declines in rental or occupancy rates; dependency on management skills of the borrower or third-party property management firm; risk depending on the timing of cash flows from the underlying mortgage properties; possible lack of available mortgage funds to refinance the mortgage loans at maturity; overbuilding; extended vacancies in properties; increases in property taxes and operating expenses, including energy costs; changes in zoning laws and other governmental rules, regulations and fiscal policies and compliance with existing legal and regulatory requirements, including environmental controls and regulations; risks related to the ability of a property to attract and retain tenants; expenses incurred in the cleanup of environmental problems; costs and delays involved in enforcing rights of a property owner against tenants that default or seek protection of bankruptcy laws; risks related to the type and use of a particular commercial property, e.g., hospitals, nursing homes, hospitality properties and other property types; casualty or condemnation losses, including where liability and casualty insurance does not provide full protection.
 The above factors may impact the ability of a borrower to meet its obligations on the loan. Certain loans may default which could result in either a foreclosure of the property or a restructure of the loan. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds may be shorter or longer than the original term of the loan. The occurrence of defaults and losses on the loans may result in downgrades of the CMBS by the NRSROs. Default risks with respect to CMBS investments may be further pronounced to the extent that the Fund invests heavily with a particular sponsor of CMBS, single-issuer CMBS, CMBS secured by a small or less diverse collateral pool or CMBS secured by a particular asset class
.
 CMBS and MBS Risk
. CMBS and MBS, including collateralized debt obligations, collateralized mortgage obligations and investments in the CMBX Index, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. CMBS and MBS are subject to prepayment or call risk, as well as extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the CMBS and MBS, causing the price of the CMBS and MBS and the Fund’s share price to fall and would make the CMBS and MBS more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of CMBS and MBS and will result in losses to the Fund. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
 Changing Fixed Income Market Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
 Limited Term Risk
. It is anticipated that the Fund will terminate and liquidate its assets and return the proceeds to its shareholders on or before a specific date, although it could terminate sooner or later under certain conditions. The Fund’s limited term may cause it to sell securities when it otherwise would not, including at times when market conditions are not favorable, or at a time when a particular security is in default or bankruptcy, or otherwise in severe distress, or when an instrument has extended beyond its original maturity date due to underlying loan extensions, which may cause the Fund to lose money.
 Earnings Risk
. The Fund’s limited term may cause it to invest in lower yielding securities or hold the proceeds of securities sold near the end of its term in cash or cash equivalents, which may adversely affect the performance of the Fund or the Fund’s ability to maintain its dividend.
 Market Discount from Net Asset Value Risk
. Shares of closed-end investment companies like the Fund frequently trade at prices lower than their net asset value. Because the market price of the Fund’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.
 Leverage Risk
. The Fund’s anticipated use of leverage creates special risks for common shareholders, including potential interest rate risks and the likelihood of greater volatility of NAV and market price of, and distributions on, the Common Shares. In shorter investment horizons or in periods of economic downturn or higher volatility, leverage will typically magnify downside outcomes. There is no assurance that the Fund will utilize leverage or that the Fund’s use of leverage will be successful.
 CLO and CRE CLO Risk. CLOs, including CRE CLOs, are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may be adversely impacted due to collateral defaults of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs are greater to the extent the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
 Credit Risk Transfer Securities Risk
. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
 Defaulted Securities Risk
. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
 Due Diligence Risk
. Before making any investment, the Adviser assesses the factors that it believes will determine the success of that investment. This process is particularly important and subjective because there may be little information publicly available about CMBS and other real estate debt investments, other than what is available in the prospectuses, offering memoranda or similar disclosure documentation associated with the CMBS and other investments. The Fund cannot provide any assurances that these due diligence processes will uncover all relevant facts of the underlying commercial real estate loans or that any investment in CMBS and other investments will be successful.
 High Yield Debt Securities (Junk Bond) Risk
. The Fund’s investments in high yield debt securities (commonly referred to as junk bonds) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
 Debt Securities Risk
. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the
Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
 Interest Rate Risk
. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.
 Credit Risk
. Issuers of securities in which the Fund may invest may default on their obligations to pay dividends, principal or interest when due. This non-payment would result in a reduction of income to the Fund, a reduction in the value of a convertible or debt security experiencing non-payment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a security. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
 Credit Spread Risk
. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
 Duration Risk
. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.
 Risks Associated with Underlying Obligations of Re-REMICs
. Re-securitizations of Real Estate Mortgage Investment Conduits Securities (“Re-REMICs”) bear the risks associated with their investments in the underlying collateralized mortgage obligation (“CMO”) or REMIC class and vary substantially depending on the combination of rights associated with that class. An investment in the most subordinated classes of a CMO or REMIC bears a disproportionate share of the risks associated with a mortgage-backed security generally, including prepayment and/or extension risk, interest rate risk, income risk, market risk, liquidity risk and any other risk associated with a debt or equity instrument with similar features to the relevant class. As a result, an investment in the most subordinated classes of a CMO or REMIC is often riskier than an investment in other types of mortgage- backed securities. Re-REMICs are typically exempt from registration with the SEC under Rule 144A and are often rated by only one NRSRO. These factors can limit liquidity on Re- REMIC securities compared to SEC-registered securities.
 Risks Associated with Interest Shortfalls
. The Fund’s CMBS investments may be subject to interest shortfalls due to interest collected from the underlying loans not being sufficient to pay accrued interest to all of the CMBS. Interest shortfalls will occur when the servicer does not advance full interest payments on defaulted loans to the CMBS trust issuer.
 Extension Risk
. The Fund’s CMBS and other investments may be subject to extension, resulting in the term of the securities being longer than expected. Extensions are affected by a number of factors, including the general availability of financing in the market, the value of the related mortgaged property, the borrower’s equity in the mortgaged property, the financial circumstances of the borrower, fluctuations in the business operated by the borrower on the mortgaged property, competition, general economic conditions and other factors. Such extensions may also be made without the Adviser’s consent.
 Reinvestment Risk
. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. As the average maturity of the Fund’s portfolio shortens, the Fund will reinvest in shorter maturity securities at market interest rates that may be lower than at the Fund’s inception. As a result, the Fund’s income and distributions may decline over the term of the Fund. The likelihood of this risk may increase as the Fund approaches its Termination Date.
 Call Risk
. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
 Subordinated Investment Risk
. To the extent the Fund invests in subordinated debt or other similar debt instruments that are junior in an issuer’s capital structure, such investments would be subordinate to senior indebtedness and expose the Fund to greater risk of loss.
 Mezzanine Loan Risk
. Mezzanine loans are not secured by interests in the underlying commercial properties, and are also subject to risk of subordination and share certain characteristics of subordinate loan interests described herein. As with commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying commercial properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan.
 Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
 Foreign Securities Risk
. The value of the Fund’s foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
 Emerging Markets Securities Risk
. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
 Preferred Securities Risk
. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
 REIT Risk/Real Estate Risk
. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be mall- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
 Senior Loan Risk
. Senior loans that the Fund in which the Fund invests are usually rated below investment grade, and share the same risks of other below investment grade debt instruments. Although the Fund may invest in senior loans that are secured by specific collateral, there can be no assurance the liquidation of such collateral would satisfy an issuer’s obligation to the Fund in the event of issuer default or that such collateral could be readily liquidated under such circumstances. If the terms of a senior loan do not require the issuer to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the issuer’s obligations under the senior loan. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
 In the event of bankruptcy of an issuer, the Fund could also experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a senior loan. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the issuer or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of senior loans.
 Reverse Repurchase Agreement Risk
. If the market value of securities to be repurchased declines below the repurchase price, or the other party defaults on its obligation, the Fund may be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage, which will make the Fund’s returns more volatile and increase the risk of loss. Additionally, interest expenses related to reverse repurchase agreements could exceed the rate of return on other investments held by the Fund, thereby reducing returns to shareholders.
 Forward Foreign Currency Contracts Risk
. Forward foreign currency contracts are used to lock in the US dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the US dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
 Liquidity Risk
. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
 Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
 Rule 144A Securities and Other Exempt Securities Risk
. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration
under the Securities Act of 1933, as
amended. These securities while initially privately placed, typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. If there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
 LIBOR Transition Risk
. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
 There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
 Management Risk
. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Market Risk.
The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

COVID19 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 COVID-19.
The “COVID-19” strain of coronavirus has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. The COVID-19 pandemic is likely to impact the financial stability of mortgage loans and mortgage loan borrowers underlying the CMBS, REITs and related real estate investments owned by the Fund. Potentially elevated levels of default would have an adverse impact on the Fund’s income, the value of its assets and distributions to its shareholders. The Fund’s ability to return the Original NAV to shareholders on or about the Termination Date may be impacted by current market conditions and will also depend on market conditions on or about the Termination Date, the presence or absence of defaulted or distressed securities in the Fund’s portfolio that may prevent those securities from being sold in a timely manner at a reasonable price and various portfolio and cash flow management techniques. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Market Disruption Risks Related to Armed Conflict [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Market Disruption Risks Related to Armed Conflict
. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events, and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Risks Associated with Investment in Commercial Real Estate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Risks Associated with Investment in Commercial Real Estate Loans
. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. In addition to general market and economic condition risks, these risks include: declines in the value of real estate; declines in rental or occupancy rates; dependency on management skills of the borrower or third-party property management firm; risk depending on the timing of cash flows from the underlying mortgage properties; possible lack of available mortgage funds to refinance the mortgage loans at maturity; overbuilding; extended vacancies in properties; increases in property taxes and operating expenses, including energy costs; changes in zoning laws and other governmental rules, regulations and fiscal policies and compliance with existing legal and regulatory requirements, including environmental controls and regulations; risks related to the ability of a property to attract and retain tenants; expenses incurred in the cleanup of environmental problems; costs and delays involved in enforcing rights of a property owner against tenants that default or seek protection of bankruptcy laws; risks related to the type and use of a particular commercial property, e.g., hospitals, nursing homes, hospitality properties and other property types; casualty or condemnation losses, including where liability and casualty insurance does not provide full protection.
 The above factors may impact the ability of a borrower to meet its obligations on the loan. Certain loans may default which could result in either a foreclosure of the property or a restructure of the loan. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds may be shorter or longer than the original term of the loan. The occurrence of defaults and losses on the loans may result in downgrades of the CMBS by the NRSROs. Default risks with respect to CMBS investments may be further pronounced to the extent that the Fund invests heavily with a particular sponsor of CMBS, single-issuer CMBS, CMBS secured by a small or less diverse collateral pool or CMBS secured by a particular asset class
.

CMBS and MBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 CMBS and MBS Risk
. CMBS and MBS, including collateralized debt obligations, collateralized mortgage obligations and investments in the CMBX Index, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. CMBS and MBS are subject to prepayment or call risk, as well as extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the CMBS and MBS, causing the price of the CMBS and MBS and the Fund’s share price to fall and would make the CMBS and MBS more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of CMBS and MBS and will result in losses to the Fund. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.

Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Changing Fixed Income Market Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.

Limited Term Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Limited Term Risk
. It is anticipated that the Fund will terminate and liquidate its assets and return the proceeds to its shareholders on or before a specific date, although it could terminate sooner or later under certain conditions. The Fund’s limited term may cause it to sell securities when it otherwise would not, including at times when market conditions are not favorable, or at a time when a particular security is in default or bankruptcy, or otherwise in severe distress, or when an instrument has extended beyond its original maturity date due to underlying loan extensions, which may cause the Fund to lose money.

Earnings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Earnings Risk
. The Fund’s limited term may cause it to invest in lower yielding securities or hold the proceeds of securities sold near the end of its term in cash or cash equivalents, which may adversely affect the performance of the Fund or the Fund’s ability to maintain its dividend.

Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Market Discount from Net Asset Value Risk
. Shares of closed-end investment companies like the Fund frequently trade at prices lower than their net asset value. Because the market price of the Fund’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Leverage Risk
. The Fund’s anticipated use of leverage creates special risks for common shareholders, including potential interest rate risks and the likelihood of greater volatility of NAV and market price of, and distributions on, the Common Shares. In shorter investment horizons or in periods of economic downturn or higher volatility, leverage will typically magnify downside outcomes. There is no assurance that the Fund will utilize leverage or that the Fund’s use of leverage will be successful.

CLO and CRE CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 CLO and CRE CLO Risk. CLOs, including CRE CLOs, are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may be adversely impacted due to collateral defaults of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs are greater to the extent the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.

Credit Risk Transfer Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Credit Risk Transfer Securities Risk
. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Defaulted Securities Risk
. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Due Diligence Risk
. Before making any investment, the Adviser assesses the factors that it believes will determine the success of that investment. This process is particularly important and subjective because there may be little information publicly available about CMBS and other real estate debt investments, other than what is available in the prospectuses, offering memoranda or similar disclosure documentation associated with the CMBS and other investments. The Fund cannot provide any assurances that these due diligence processes will uncover all relevant facts of the underlying commercial real estate loans or that any investment in CMBS and other investments will be successful.

High Yield Debt Securities Junk Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 High Yield Debt Securities (Junk Bond) Risk
. The Fund’s investments in high yield debt securities (commonly referred to as junk bonds) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Debt Securities Risk
. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the
Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Credit Risk
. Issuers of securities in which the Fund may invest may default on their obligations to pay dividends, principal or interest when due. This non-payment would result in a reduction of income to the Fund, a reduction in the value of a convertible or debt security experiencing non-payment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a security. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.

Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Credit Spread Risk
. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Duration Risk
. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

Risks Associated with Underlying Obligations of Re REMICs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Risks Associated with Underlying Obligations of Re-REMICs
. Re-securitizations of Real Estate Mortgage Investment Conduits Securities (“Re-REMICs”) bear the risks associated with their investments in the underlying collateralized mortgage obligation (“CMO”) or REMIC class and vary substantially depending on the combination of rights associated with that class. An investment in the most subordinated classes of a CMO or REMIC bears a disproportionate share of the risks associated with a mortgage-backed security generally, including prepayment and/or extension risk, interest rate risk, income risk, market risk, liquidity risk and any other risk associated with a debt or equity instrument with similar features to the relevant class. As a result, an investment in the most subordinated classes of a CMO or REMIC is often riskier than an investment in other types of mortgage- backed securities. Re-REMICs are typically exempt from registration with the SEC under Rule 144A and are often rated by only one NRSRO. These factors can limit liquidity on Re- REMIC securities compared to SEC-registered securities.

Risks Associated with Interest Shortfalls [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Risks Associated with Interest Shortfalls
. The Fund’s CMBS investments may be subject to interest shortfalls due to interest collected from the underlying loans not being sufficient to pay accrued interest to all of the CMBS. Interest shortfalls will occur when the servicer does not advance full interest payments on defaulted loans to the CMBS trust issuer.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Extension Risk
. The Fund’s CMBS and other investments may be subject to extension, resulting in the term of the securities being longer than expected. Extensions are affected by a number of factors, including the general availability of financing in the market, the value of the related mortgaged property, the borrower’s equity in the mortgaged property, the financial circumstances of the borrower, fluctuations in the business operated by the borrower on the mortgaged property, competition, general economic conditions and other factors. Such extensions may also be made without the Adviser’s consent.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Reinvestment Risk
. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. As the average maturity of the Fund’s portfolio shortens, the Fund will reinvest in shorter maturity securities at market interest rates that may be lower than at the Fund’s inception. As a result, the Fund’s income and distributions may decline over the term of the Fund. The likelihood of this risk may increase as the Fund approaches its Termination Date.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Call Risk
. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Subordinated Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Subordinated Investment Risk
. To the extent the Fund invests in subordinated debt or other similar debt instruments that are junior in an issuer’s capital structure, such investments would be subordinate to senior indebtedness and expose the Fund to greater risk of loss.

Mezzanine Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Mezzanine Loan Risk
. Mezzanine loans are not secured by interests in the underlying commercial properties, and are also subject to risk of subordination and share certain characteristics of subordinate loan interests described herein. As with commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying commercial properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Foreign Securities Risk
. The value of the Fund’s foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

Emerging Markets Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Emerging Markets Securities Risk
. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Preferred Securities Risk
. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

REIT Risk Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 REIT Risk/Real Estate Risk
. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be mall- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Senior Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Senior Loan Risk
. Senior loans that the Fund in which the Fund invests are usually rated below investment grade, and share the same risks of other below investment grade debt instruments. Although the Fund may invest in senior loans that are secured by specific collateral, there can be no assurance the liquidation of such collateral would satisfy an issuer’s obligation to the Fund in the event of issuer default or that such collateral could be readily liquidated under such circumstances. If the terms of a senior loan do not require the issuer to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the issuer’s obligations under the senior loan. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
 In the event of bankruptcy of an issuer, the Fund could also experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a senior loan. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the issuer or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of senior loans.

Reverse Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Reverse Repurchase Agreement Risk
. If the market value of securities to be repurchased declines below the repurchase price, or the other party defaults on its obligation, the Fund may be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage, which will make the Fund’s returns more volatile and increase the risk of loss. Additionally, interest expenses related to reverse repurchase agreements could exceed the rate of return on other investments held by the Fund, thereby reducing returns to shareholders.

Forward Foreign Currency Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Forward Foreign Currency Contracts Risk
. Forward foreign currency contracts are used to lock in the US dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the US dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund’s holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Liquidity Risk
. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.

Rule 144A Securities and Other Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Rule 144A Securities and Other Exempt Securities Risk
. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration
under the Securities Act of 1933, as
amended. These securities while initially privately placed, typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. If there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.

LIBOR Transition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 LIBOR Transition Risk
. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
 There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Management Risk
. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Interest Rate Risk
. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. Additionally, when interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise and the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

Notes [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objectives are to provide a high level of current income and to return $9.835 per share (the original net asset value (the “NAV”) per common share before deducting offering costs of $0.02 per share) (“Original NAV”) to common shareholders on or about December 1, 2024 (the “Termination Date”).
Risk Factors [Table Text Block]
L.	LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. The FCA will permit the use of synthetic USD LIBOR rates for non-U.S. contracts for a limited period of time after June 30, 2023, but any such rates would be considered non-representative of the underlying market.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. The ef
f
ects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
M.
Leverage Risk –
The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

N.
Collateral –
To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

O.
Other Risks –
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Notes [Member] | LIBOR Transition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
L.	LIBOR Transition Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. The FCA will permit the use of synthetic USD LIBOR rates for non-U.S. contracts for a limited period of time after June 30, 2023, but any such rates would be considered non-representative of the underlying market.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. The ef
f
ects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Notes [Member] | Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
M.
Leverage Risk –
The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Notes [Member] | Collateral Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
N.
Collateral –
To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Notes [Member] | Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
O.
Other Risks –
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	8,786,390